Consolidated Statement of Changes in Equity (unaudited) - USD ($) $ in Thousands	Total	Issued Capital	Share Option Reserve	Investment Revaluation Reserve	Foreign Currency Translation Reserve	Retained Earnings
Beginning balance at Jun. 30, 2018	$ 546,008	$ 889,481	$ 75,974	$ 21	$ (39,276)	$ (380,192)
Loss for the period	(44,103)					(44,103)
Other comprehensive income/(loss)	12			195	(183)
Total comprehensive profit/(loss) for the period	(44,091)			195	(183)	(44,103)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	19,441	19,441
Transactions with owners in their capacity as owners	19,441	19,441
Transfer of exercised options		313	(313)
Fair value of share-based payments	3,195		3,195
Reclassification of modified options to/(from) liability	4		4
Increase (decrease) in equity	3,199	313	2,886
Ending balance at Dec. 31, 2018	524,557	909,235	78,860	216	(39,459)	(424,295)
Beginning balance at Sep. 30, 2018	527,599	889,980	76,500	108	(39,299)	(399,690)
Loss for the period	(24,605)					(24,605)
Other comprehensive income/(loss)	(52)			108	(160)
Total comprehensive profit/(loss) for the period	(24,657)			108	(160)	(24,605)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	19,229	19,229
Transactions with owners in their capacity as owners	19,229	19,229
Transfer of exercised options		26	(26)
Fair value of share-based payments	2,377		2,377
Reclassification of modified options to/(from) liability	9		9
Increase (decrease) in equity	2,386	26	2,360
Ending balance at Dec. 31, 2018	524,557	909,235	78,860	216	(39,459)	(424,295)
Beginning balance at Jun. 30, 2019	481,052	910,405	80,034	17	(39,413)	(469,991)
Adjustment on adoption of IFRS 16 (net of tax) at Jun. 30, 2019	(827)					(827)
Equity, adjusted opening balance at Jun. 30, 2019	480,225	910,405	80,034	17	(39,413)	(470,818)
Loss for the period	(30,067)					(30,067)
Other comprehensive income/(loss)	(690)			(645)	(45)
Total comprehensive profit/(loss) for the period	(30,757)			(645)	(45)	(30,067)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	48,889	48,889
Transactions with owners in their capacity as owners	48,889	48,889
Transfer of exercised options		341	(341)
Fair value of share-based payments	2,447		2,447
Increase (decrease) in equity	2,447	341	2,106
Ending balance at Dec. 31, 2019	500,804	959,635	82,140	(628)	(39,458)	(500,885)
Beginning balance at Sep. 30, 2019	475,148	910,942	80,600	(348)	(39,745)	(476,301)
Loss for the period	(24,584)					(24,584)
Other comprehensive income/(loss)	7			(280)	287
Total comprehensive profit/(loss) for the period	(24,577)			(280)	287	(24,584)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	48,590	48,590
Transactions with owners in their capacity as owners	48,590	48,590
Transfer of exercised options		103	(103)
Fair value of share-based payments	1,643		1,643
Increase (decrease) in equity	1,643	103	1,540
Ending balance at Dec. 31, 2019	$ 500,804	$ 959,635	$ 82,140	$ (628)	$ (39,458)	$ (500,885)